Stockholder's Equity	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
STOCKHOLDER'S EQUITY
STOCKHOLDER'S EQUITY
The Board of Directors of the Company has authorized 100,000 shares of common stock with a par value of $20 per share. All the shares are issued and outstanding as of December 31, 2016 and 2015 and are owned by the Parent (see Note 1). The Company paid dividends of $3,753, $8,075, and $3,890 during the years ended December 31, 2016, 2015 and 2014, respectively. The Company received a capital contribution from an affiliated entity of $3,666 related to the sale of Assurant Employee Benefits during the year ended December 31, 2016.
The maximum amount of dividends which can be paid by State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see as described in Note 7).